FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 10 — FAIR VALUE MEASUREMENTS

The Company’s non-financial assets measured at fair value on a nonrecurring basis include goodwill and intangible assets. The determination of our intangible fair values includes several assumptions and inputs (Level 3) that are subject to various risks and uncertainties. Management believes it has made reasonable estimates and judgments concerning these risks and uncertainties. All other financial assets and liabilities are carried at amortized cost.

The Company’s cash balances are representative of their fair values as these balances are comprised of deposits available on demand. The carrying amounts of accounts receivable, notes receivable, prepaid and other current assets, accounts payable and other non-current liabilities are representative of their fair values because of the short turnover of these instruments.

Financial Disclosures about Fair Value of Financial Instruments

The tables below set forth information related to the Company’s consolidated financial instruments:

	Level in	June 30, 2022		December 31, 2021
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value
Assets:
Cash and cash equivalents	1	$7,185,628	$7,185,628	$7,688,743	$7,688,743
Restricted cash	1	541,883	541,883	541,883	541,883

Liabilities:
Convertible notes payable	3	$2,900,000	$2,755,000	$2,900,000	$2,900,000
Convertible notes payable at fair value	3	466,255	466,255	998,135	998,135
Warrant liability	3	40,000	40,000	135,000	135,000
Contingent consideration	3	710,000	710,000	4,284,221	4,284,221

Convertible notes payable

As of June 30, 2022, the Company has three outstanding convertible notes payable with aggregate principal amount of $2,900,000. See Note 8 for further information on the terms of these convertible notes.

		June 30, 2022		December 31, 2021
	Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value

10% convertible notes due in August 2023	3	$2,000,000	$1,896,000	$2,000,000	$1,998,000
10% convertible notes due in September 2023	3	900,000	859,000	900,000	902,000
		$2,900,000	$2,755,000	$2,900,000	$2,900,000

The estimated fair value of the convertible notes was computed using a Monte Carlo Simulation, using the following assumptions:

Fair Value Assumption – Convertible Debt	June 30, 2022	December 31, 2021
Stock Price	$3.16	$8.52
Minimum Conversion Price	$2.50	$2.50
Annual Asset Volatility Estimate	100%	100%
Risk Free Discount Rate (based on U.S. government treasury obligation with a term similar to that of the convertible note)	2.82% - 2.83%	0.61% - 0.64%

Fair Value Option (“FVO”) Election – Convertible notes payable and freestanding warrants

Convertible notes payable, at fair value

As of June 30, 2022, the Company has one outstanding convertible note payable with a face value of $500,000 (the “March 4th Note”), which is accounted for under the Accounting Standards Codification (“ASC”) 825-10-15-4 FVO election. Under the FVO election, the financial instrument is initially measured at its issue-date estimated fair value and subsequently remeasured at estimated fair value on a recurring basis at each reporting period date. The estimated fair value adjustment is presented as a single line item within other income (expense) in the accompanying condensed consolidated statements of operations under the caption “change in fair value of convertible notes.”

The March 4th Note is measured at fair value and categorized within Level 3 of the fair value hierarchy. The following is a reconciliation of the fair values from December 31, 2021 to June 30, 2022:

March 4th Note
Beginning fair value balance reported on the condensed consolidated balance sheet at December 31, 2021	$998,135
(Gain) in fair value reported in the condensed consolidated statements of operations	(531,880)
Ending fair value balance reported on the condensed consolidated balance sheet at June 30, 2022	$466,255

The estimated fair value of the March 4th Note as of June 30, 2022 and December 31, 2021, was computed using a Black-Scholes simulation of the present value of its cash flows using a synthetic credit rating analysis and a required rate of return, using the following assumptions:

	June 30, 2022	December 31, 2021
Face value principal payable	$500,000	$500,000
Original conversion price	$3.91	$3.91
Value of Common Stock	$3.16	$8.52
Expected term (years)	7.68	8.18
Volatility	100%	100%
Risk free rate	3.03%	1.47%

Warrants

In connection with the March 4th Note, the Company issued the Series I Warrants. The Series I Warrants are measured at fair value and categorized within Level 3 of the fair value hierarchy. The following is a reconciliation of the fair values from December 31, 2021 to June 30, 2022:

Fair Value:	Series I
Beginning fair value balance reported on the condensed consolidated balance sheet at December 31, 2021	$135,000
(Gain) in fair value reported in the condensed consolidated statements of operations	(95,000)
Ending fair value balance reported on the condensed consolidated balance sheet at June 30, 2022	$40,000

The estimated fair value of the Series “I” Warrants was computed using a Black-Scholes valuation model, using the following assumptions:

Fair Value Assumption - Series “I” Warrants	June 30, 2022	December 31, 2021
Exercise Price per share	$3.91	$3.91
Value of Common Stock	$3.16	$8.52
Expected term (years)	3.17	3.67
Volatility	100%	100%
Dividend yield	0%	0%
Risk free rate	2.99%	1.07%

Contingent consideration

The Company records the fair value of the contingent consideration liability in the condensed consolidated balance sheets under the caption “Contingent Consideration” and records changes to the liability against earnings or loss under the caption “Changes in fair value of contingent consideration” in the condensed consolidated statements of operations.

As discussed in Note 4, during the year ended December 31, 2021, the B/HI seller met the conditions for payment of contingent consideration. As a result, the contingent consideration has been recorded as the actual amount of the payout to the B/HI seller, $1.1 million, of which $600,000 was paid in cash on June 29, 2022 and the remainder in common stock, which was settled on June 14, 2022 by the issuance of 163,369 shares of Company common stock.

For the contingent consideration related to Be Social, the Company utilized a Monte Carlo Simulation model, which incorporates significant inputs that are not observable in the market, and thus represents a Level 3 measurement as defined in ASC 820. The unobservable inputs utilized for measuring the fair value of the contingent consideration reflect management’s own assumptions about the assumptions that market participants would use in valuing the contingent consideration as of the acquisition date. The Company determined the fair value by using the following key inputs to the Monte Carlo Simulation Model:

	Be Social
Inputs	As of June 30, 2022	As of December 31, 2021
Risk Free Discount Rate (based on US government treasury obligation with a term similar to that of the contingent consideration)	2.86%	0.73%
Annual Asset Volatility Estimate	75.0%	85.0%

For the contingent consideration, which are measured at fair value categorized within Level 3 of the fair value hierarchy, the following is a reconciliation of the fair values from December 31, 2021 to June 30, 2022:

	The Door(1)	Be Social(2)	B/HI(3)
Beginning fair value balance reported on the condensed consolidated balance sheet at December 31, 2021	$2,381,869	$710,000	$1,192,352
Gain in fair value reported in the condensed consolidated statements of operations	(1,358,672)	—	(76,106)
Settlement of contingent consideration	(1,023,197)	—	(1,116,246)
Ending fair value balance reported in the condensed consolidated balance sheet at June 30, 2022	$—	$710,000	$—

(1)	During the year ended December 31, 2021, The Door achieved the conditions for the earnout consideration, which were settled on June 7, 2022 by payment of 279,562 shares of common stock. For the three and six months ended June 30, 2021, the Company recorded a gain of $190,000 and a loss of $180,000, respectively, in fair value of contingent consideration related to The Door in the condensed consolidated statements of operations.
(2)	For the three and six months ended June 30, 2021, the Company recorded losses of $25,000 and $20,000, respectively, in fair value of contingent consideration related to Be Social in the condensed consolidated statements of operations.
(3)	During the year ended December 31, 2021, B/HI achieved the conditions for the earnout consideration, which were settled on June 14 and June 29, 2022, as described above.

NOTE 18 — FAIR VALUE MEASUREMENTS

The Company’s non-financial assets measured at fair value on a nonrecurring basis include goodwill and intangible assets. The determination of our intangible fair values includes several assumptions and inputs (Level 3) that are subject to various risks and uncertainties. Management believes it has made reasonable estimates and judgments concerning these risks and uncertainties. All other financial assets and liabilities are carried at amortized cost.

The Company’s cash balances are representative of their fair values as these balances are comprised of deposits available on demand. The carrying amounts of accounts receivable, prepaid and other current assets, accounts payable and other non-current liabilities are representative of their fair values because of the short turnover of these instruments.

The Company’s financial liabilities and their fair value assessment are described in detail below.

Put Rights

As of December 31, 2021, there were no amounts due to the sellers of 42West and certain 42West employees from the exercise of these put rights. During the year ended December 31, 2021 and 2020, the sellers exercised their put rights in accordance with their respective put agreements, and caused the Company to purchase 22,865 shares and 41,486 shares, respectively, of common stock.

The carrying amount at fair value of the aggregate liability for the put rights recorded on the consolidated balance sheets at December 31, 2020 was $1,544,029. Due to the change in the fair value of the Put Rights for the period in which the Put Rights were outstanding during the year ended December 31, 2021 and 2020, the Company recorded a loss of $71,106 and a gain of $1,745,418, respectively, in the consolidated statements of operations.

For the Put Rights, which measured at fair value categorized within Level 3 of the fair value hierarchy, the following is a reconciliation of the fair values for the years ended December 31, 2021 and 2020:

Ending fair value balance reported in the consolidated balance sheet at December 31, 2019	$3,003,547
Put rights exercised in 2019, paid in 2020	(275,000)
Gain due to change in fair value	(1,745,418)
Put rights exercised in 2020 but unpaid as of December 31, 2020	560,900
Ending fair value balance reported in the consolidated balance sheet at December 31, 2020	$1,544,029
Put rights paid in 2021	(1,015,135)
Loss due to change in fair value	71,106
Loss in exchange of shares for put rights(a)	106,688
Put rights converted into 115,366 shares of common stock	(706,688)
Ending fair value of put rights reported in the consolidated balance sheet at December 31, 2021	$—

(a)	The loss in exchange of shares for the put rights is included in gain on extinguishment of debt in the consolidated statements of operations.

The Company utilized the Black-Scholes Option Pricing Model, which incorporates significant inputs that are not observable in the market, and thus represents a Level 3 measurement as defined in ASC 820. The unobservable inputs utilized for measuring the fair value of the Put Rights reflect management’s own assumptions about the assumptions that market participants would use in valuing the Put Rights as of the December 31, 2020.

The Company determined the fair value by using the following key inputs to the Black-Scholes Option Pricing Model:

Inputs	As of December 31, 2020
Equity volatility estimate	62.5%
Discount rate based on US Treasury obligations	0.09%

Contingent Consideration

The Company had liabilities for contingent consideration for the following amounts as of December 31, 2021 and 2020:

	The Door	Be Social	B/HI
December 31, 2020	$370,000	$160,000	$—
December 31, 2021	$2,381,869	$710,000	$1,192,352

In connection with the Company’s acquisition of The Door, The Door Members had the potential to earn the contingent consideration, comprising up to 307,692 shares of common stock, based on a share price of $16.25, and up to $2,000,000 in cash on the achievement of adjusted net income targets based on the operations of The Door over a four-year period beginning on January 1, 2018. The fair value of the contingent consideration on the date of the acquisition of The Door was $1,620,000. During the year ended December 31, 2021, The Door achieved the conditions to receive a portion of the stock component of the earnout consideration, which will be settled in 2022 with payment of 279,562 shares pursuant to the merger agreement.

In connection with the Company’s acquisition of Be Social, the seller of Be Social has the potential to earn up to $800,000 of contingent consideration, of which 62.5% is payable in cash, and 37.5% in shares of common stock, upon achievement of adjusted net income targets based on the operations of Be Social over the fiscal years ending December 31, 2022 and 2023.

In connection with the Company’s acquisition of B/HI, the seller of B/HI has the potential to earn up to $1,200,000 of contingent consideration, of which 50% is payable in cash, and 50% in shares of common stock, upon achievement of adjusted net income targets based on the operations of B/HI over the fiscal years ending December 31, 2021 and 2022. The fair value of the contingent consideration at the acquisition date was determined to be zero as the Company did not believe it was likely the adjusted net income targets would be met. During the Company’s assessment in the third quarter of 2021, the Company concluded there was a change in the likelihood of achieving the established targets based on the financial performance of B/HI during the third quarter and recorded a change in fair value. During the year ended December 31, 2021, B/HI achieved the conditions for the earnout consideration, which will be settled in 2022 by payment of 69,525 shares of common stock and $600,000 in cash, which has not been paid as of December 31, 2021.

The Company utilized a Monte Carlo Simulation model to estimate the fair value of the contingent consideration, which incorporates significant inputs that are not observable in the market, and thus represents a Level 3 measurement as defined in ASC 820. The unobservable inputs utilized for measuring the fair value of the contingent consideration reflect management’s own assumptions about the assumptions that market participants would use in valuing the contingent consideration as of the acquisition date. The Company determined the fair value by using the following key inputs to the Monte Carlo Simulation Model:

	The Door	Be Social		B/HI
Inputs	As of December 31, 2020	As of December 31, 2021	As of December 31, 2020	As of December 31, 2020
Risk Free Discount Rate (based on U.S. government treasury obligation with a term similar to that of the contingent consideration)	0.16%	0.73%	0.13% - 0.17%	n/a	%
Annual Asset Volatility Estimate	60.0%	85.0%	73.5%	n/a	%

For the contingent consideration, which are measured at fair value categorized within Level 3 of the fair value hierarchy, the following is a reconciliation of the fair values for the years ended December 31, 2021 and 2020:

	The Door	Be Social	B/HI
Fair value at December 31, 2019	$330,000	$—	$—
Recognition of contingent consideration in acquisition	—	145,000	—
Loss in fair value	40,000	15,000	—
Fair value at December 31, 2020	370,000	160,000	—
Loss in fair value	2,011,869	550,000	1,192,352
Fair value at December 31, 2021	$2,381,869	$710,000	$1,192,352

Fair Value Option Election – Convertible notes payable and freestanding warrants

Convertible notes payable

During 2020, the Company issued three convertible notes payable: in the principal amount of $1.3 million (the “January 3rd Note”), $500,000 (the “March 4th Note”) and $560,000 (the “March 25th Note”) (together “the 2020 convertible notes”), which are all accounted for under the ASC 825-10-15-4 FVO election. Under the FVO election the financial instrument is initially measured at its issue-date estimated fair value and subsequently remeasured at estimated fair value on a recurring basis at each reporting period date. The estimated fair value adjustment is presented as a single line item within other income (expense) in the accompanying condensed consolidated statements of operations under the caption “change in fair value of convertible notes and derivative liabilities.”

The 2020 convertible notes are measured at fair value categorized within Level 3 of the fair value hierarchy. The following is a reconciliation of the fair values for the two years ended December 31, 2021:

	January 3rd Note	March 4th Note	March 25th Note
Fair value as of December 31, 2019	$—	$—	$—
Fair value at issuance	885,559	460,000	500,000
Loss in fair value	403,491	51,136	80,000
Exercise	(852,895)	—	—
Fair value as of December 31, 2020	$436,155	$511,136	$580,000
(Gain) loss in fair value	103,845	486,999	(20,000)
Exercise	(540,000)	—	(560,000)
Fair value as of December 31, 2021	$—	$998,135	$—

The estimated fair value of the January 3rd Note and the March 25th Note as of December 31, 2020 was computed using a Monte Carlo simulation, which incorporates significant inputs that are not observable in the market, and thus represents a Level 3 measurement as defined in ASC 820. The unobservable inputs utilized for measuring the fair value of the note reflects management’s own assumptions about the assumptions that market participants would use in valuing the note as of the acquisition date and subsequent reporting periods, as shown below.

The estimated fair value of the March 4th Note as of December 30, 2021 and 2020, was computed using a Black-Scholes simulation of the present value of its cash flows using a synthetic credit rating analysis and a required rate of return, using the assumptions shown below.

	January 3rd Note	March 4th Note		March 25th Note
	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2020
Valuation method	Monte Carlo simulation	Black-Scholes Model	Black-Scholes Model	Monte Carlo simulation
Face value principal payable	$440,000	$500,000	$500,000	$560,000
Original conversion price	$ Variable(a)	$3.91	$3.91	$3.91
Value of common stock	$3.40	$8.52	$3.40	$3.40
Expected term (years)	1.01	8.18	9.18	0.24
Volatility	100%	100%	100%	100%
Straight debt yield	12.0%	n/a	n/a	12.0%
Risk free rate	0.10%	1.47%	0.93%	0.09%

(a)	The variable conversion price is the lower of (A) $5.25 per share and (B) the lower of (i) the lowest intraday sales price of our common stock on the applicable conversion date and (ii) the average of the three lowest closing sales prices of our common stock during the twelve consecutive trading days including the trading day immediately preceding the conversion date but under no circumstances lower than $3.91 per share.

Warrants

In connection with the 2020 Lincoln Park Note, the Company issued the 2020 Lincoln Park Warrants (“Series E, F, G, and H Warrants”). In connection with the March 4th Note, the Company issued the Series I Warrants. In connection with the 2019 Lincoln Park Note, the Company issued the 2019 Lincoln Park warrants. See Note 14 for further information on the terms of these warrants.

The following is a reconciliation of the fair values for all warrants outstanding during the two years ended December 31, 2021, which are measured at fair value and categorized within Level 3 of the fair value hierarchy:

	Series E, F, G and H Warrants	Series I Warrants	2019 Lincoln Park Warrants
Liability as of December 31, 2019	$—	$—	$189,590
Liability at issuance	314,441	40,000	—
Loss in fair value	85,559	10,000	179,886
Exercise of warrants	—	—	(369,476)
Liability as of December 31, 2020	$400,000	$50,000	$—
Loss in fair value	2,397,877	85,000	—
Exercise of warrants	(2,797,877)	—	—
Liability as of December 31, 2021	$—	$135,000	$—

The estimated fair value of the warrants was computed using a Black-Scholes valuation model, using the following assumptions:

	Series E, F, G and H Warrants	Series I Warrants		2019 Lincoln Park Warrants
	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2020
Aggregate Fair Value	$400,000	$135,000	$50,000	$189,590
Exercise Price per share	$3.91	$3.91	$3.91	$10.00
Value of Common Stock	$3.40	$8.52	$3.40	$3.50
Term (years)	4.51	3.67	4.67	5.39
Volatility	100%	100%	100%	90%
Dividend yield	0%	0%	0%	0%
Risk free rate	0.31%	1.07%	0.31%	1.60%

Derivative Liability (2019 Lincoln Park Note Embedded Conversion Feature)

The Company accounted for the embedded conversion feature of the 2019 Lincoln Park Note as a derivative liability. For the embedded conversion feature, which is measured at fair value categorized within Level 3 of the fair value hierarchy, the following is a reconciliation of the fair values for the year ended December 31, 2020:

Ending fair value balance - December 31, 2019	$170,000
Change in fair value reported in the statements of operations	—
Reduction in value due to note principal conversion	(170,000)
Ending fair value balance - December 31, 2020	$—